Schedule of Investments
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.98%
Australia–3.40%
CSL Ltd.	566,277	$111,204,079
James Hardie Industries PLC, CDI(a)	3,510,101	131,876,023
		243,080,102
Canada–5.13%
Alimentation Couche-Tard, Inc.	2,922,827	171,267,292
Dollarama, Inc.	2,669,454	195,912,847
		367,180,139
Denmark–5.32%
Novo Nordisk A/S, Class B	3,328,599	380,473,461
France–15.90%
Airbus SE	618,009	98,440,085
Capgemini SE	370,673	82,408,537
Dassault Systemes SE	1,321,506	68,504,579
Edenred SE	1,861,236	111,168,796
EssilorLuxottica S.A.	405,228	79,413,748
Hermes International S.C.A.	80,495	169,817,006
L’Oreal S.A.	263,844	126,263,606
LVMH Moet Hennessy Louis Vuitton SE	293,356	244,089,365
Sartorius Stedim Biotech	332,273	89,526,710
Schneider Electric SE	346,168	68,004,701
		1,137,637,133
Germany–5.77%
AIXTRON SE(b)	2,880,701	107,214,571
CTS Eventim AG & Co. KGaA	1,183,206	80,076,008
HelloFresh SE(a)	1,516,564	20,056,184
SAP SE	287,397	49,790,546
Siemens AG	798,378	142,928,699
Siemens Healthineers AG(b)(c)	232,257	12,925,387
		412,991,395
India–5.63%
Dr Lal PathLabs Ltd.(c)	2,406,682	73,039,816
ICICI Bank Ltd.	6,427,190	79,601,596
Reliance Industries Ltd.	7,293,389	250,575,361
		403,216,773
Ireland–2.80%
Flutter Entertainment PLC(a)	974,993	200,123,264
Italy–1.60%
Davide Campari-Milano N.V.(b)	11,339,609	114,884,217
Japan–7.24%
Benefit One, Inc.(b)	1,488,721	21,243,770
Daikin Industries Ltd.	740,000	118,571,823
Hitachi Ltd.	1,244,600	97,763,764
Hoya Corp.	652,010	82,824,224
Keyence Corp.	291,684	130,498,802
Kobe Bussan Co. Ltd.	2,646,100	67,615,000
		518,517,383
Shares		Value
Netherlands–6.87%
Aalberts N.V.	1,373,236	$54,611,273
ASM International N.V.	162,676	90,160,506
ASML Holding N.V.	284,312	246,665,645
Universal Music Group N.V.	3,402,587	100,300,519
		491,737,943
New Zealand–0.61%
Xero Ltd.(a)	613,710	43,928,518
Spain–2.22%
Amadeus IT Group S.A.(b)	2,264,760	158,715,218
Sweden–5.51%
Atlas Copco AB, Class A	10,088,138	161,000,765
Beijer Ref AB(b)	3,866,549	52,643,030
Epiroc AB, Class A(b)	10,243,928	180,997,393
		394,641,188
Switzerland–2.87%
Barry Callebaut AG	17,904	26,150,709
Lonza Group AG(a)	74,908	36,622,947
Sika AG	213,456	58,926,199
VAT Group AG(c)	179,604	83,610,837
		205,310,692
Taiwan–1.17%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,174,000	83,557,185
United Kingdom–20.78%
Ashtead Group PLC	1,732,399	113,284,842
Auto Trader Group PLC(c)	11,475,068	105,569,232
Compass Group PLC	7,121,827	196,161,834
ConvaTec Group PLC(b)(c)	20,086,519	61,130,802
JD Sports Fashion PLC	83,781,283	123,804,766
Legal & General Group PLC	20,926,271	67,308,141
London Stock Exchange Group PLC	1,832,613	207,294,261
Next PLC	1,692,155	180,648,573
Ocado Group PLC(a)	2,939,135	20,132,806
Rentokil Initial PLC	20,773,888	106,980,236
Rightmove PLC	12,016,654	85,043,930
RS Group PLC	7,230,767	71,649,370
Trainline PLC(a)(c)(d)	35,381,260	148,033,329
		1,487,042,122
United States–7.16%
EPAM Systems, Inc.(a)	475,569	132,260,495
Experian PLC	1,580,017	65,764,084
Ferguson PLC	866,104	161,948,891
ResMed, Inc.	802,889	152,709,488
		512,682,958
Total Common Stocks & Other Equity Interests (Cost $3,885,687,758)		7,155,719,691
Money Market Funds–0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	1,641,069	1,641,069

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	1,171,489	$1,172,192
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	1,875,508	1,875,508
Total Money Market Funds (Cost $4,688,769)		4,688,769
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.05% (Cost $3,890,376,527)		7,160,408,460
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.44%
Invesco Private Government Fund, 5.29%(d)(e)(f)	28,790,572	28,790,572
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	73,981,111	$74,032,898
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $102,823,470)		102,823,470
TOTAL INVESTMENTS IN SECURITIES—101.49% (Cost $3,993,199,997)		7,263,231,930
OTHER ASSETS LESS LIABILITIES–(1.49)%		(106,354,291)
NET ASSETS–100.00%		$7,156,877,639
Investment Abbreviations:
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2024 was $484,309,403, which represented 6.77% of the Fund’s Net Assets.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$44,666,205	$67,292,031	$(110,317,167)	$-	$-	$1,641,069	$122,357
Invesco Liquid Assets Portfolio, Institutional Class	31,945,470	48,065,737	(78,844,497)	(2,110)	7,592	1,172,192	90,264
Invesco Treasury Portfolio, Institutional Class	51,047,092	76,905,178	(126,076,762)	-	-	1,875,508	139,755
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	36,986,941	79,242,467	(87,438,836)	-	-	28,790,572	337,095*
Invesco Private Prime Fund	95,136,118	168,182,244	(189,320,132)	-	34,668	74,032,898	903,377*
Investments in Other Affiliates:
Trainline PLC	114,276,680	-	(2,821,450)	38,490,676	(1,912,577)	148,033,329	-
Total	$374,058,506	$439,687,657	$(594,818,844)	$38,488,566	$(1,870,317)	$255,545,568	$1,592,848

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$243,080,102	$—	$243,080,102
Canada	367,180,139	—	—	367,180,139
Denmark	—	380,473,461	—	380,473,461
France	—	1,137,637,133	—	1,137,637,133
Germany	—	412,991,395	—	412,991,395
India	—	403,216,773	—	403,216,773
Ireland	—	200,123,264	—	200,123,264
Italy	—	114,884,217	—	114,884,217
Japan	—	518,517,383	—	518,517,383
Netherlands	—	491,737,943	—	491,737,943
New Zealand	—	43,928,518	—	43,928,518
Spain	—	158,715,218	—	158,715,218
Sweden	—	394,641,188	—	394,641,188
Switzerland	—	205,310,692	—	205,310,692
Taiwan	—	83,557,185	—	83,557,185
United Kingdom	—	1,487,042,122	—	1,487,042,122
United States	284,969,983	227,712,975	—	512,682,958
Money Market Funds	4,688,769	102,823,470	—	107,512,239
Total Investments	$656,838,891	$6,606,393,039	$—	$7,263,231,930
Invesco Oppenheimer International Growth Fund